Schedule of Investments (unaudited)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/24)(a)	$6,570	$6,175,800
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(a)	3,515	3,516,757
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/24)(a)(b)	10,658	10,024,284
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	8,330	7,211,198
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	6,465	6,747,844
CMG Media Corp., 8.88%, 12/15/27 (Call 12/15/24)(a)(b)	8,625	6,711,112
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/24)(b)	5,285	4,921,656
4.88%, 01/15/29 (Call 01/15/25)	1,900	1,830,688
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/25)(a)	4,625	4,122,309
5.00%, 08/15/27 (Call 08/15/24)(a)(b)	5,436	5,223,114
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/24)(a)	3,701	3,567,098
		60,051,860
Aerospace & Defense — 2.9%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	6,600	6,411,694
7.13%, 06/15/26 (Call 06/15/24)(a)(b)	8,760	8,831,745
7.88%, 04/15/27 (Call 04/15/24)(a)(b)	14,161	14,161,000
F-Brasile SpA/F-Brasile U.S. LLC, Series XR,
7.38%, 08/15/26 (Call 08/15/24)(a)(b)	3,740	3,699,203
Moog Inc., 4.25%, 12/15/27 (Call 12/15/24)(a)(b)	4,565	4,274,301
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	8,606	8,294,635
5.75%, 10/15/27 (Call 07/15/27)(a)	8,680	8,692,152
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)(b)	6,160	5,293,103
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	8,000	7,465,943
5.50%, 11/15/27 (Call 11/15/24)	21,825	21,285,896
6.25%, 03/15/26 (Call 03/15/24)(a)	33,600	33,350,352
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	15,575	15,823,421
7.50%, 03/15/27 (Call 03/15/24)	4,359	4,370,442
Triumph Group Inc.
7.75%, 08/15/25 (Call 01/29/24)(b)	4,312	4,314,695
9.00%, 03/15/28 (Call 03/15/25)(a)	10,155	10,730,345
		156,998,927
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/24)(a)(b)	4,475	4,395,288
Vector Group Ltd., 10.50%, 11/01/26 (Call 01/29/24)(a)(b)	4,326	4,346,780
		8,742,068
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	10,192	9,689,738
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	5,042	4,923,387
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	4,163	4,067,453
American Airlines Inc., 7.25%, 02/15/28 (Call 02/15/25)(a)(b)	6,295	6,393,851
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	22,077	21,856,148
Security	Par (000)	Value

Airlines (continued)
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	$7,464	$7,298,477
4.38%, 04/19/28 (Call 01/19/28)(b)	3,875	3,726,297
7.38%, 01/15/26 (Call 12/15/25)	7,501	7,766,010
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/25)(a)(b)	10,434	9,817,351
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25 (Call 09/20/24)(a)(b)	9,476	6,183,351
United Airlines Holdings Inc., 4.88%, 01/15/25	2,684	2,657,461
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	17,068	16,436,484
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	4,246	3,553,095
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	4,230	3,584,505
		107,953,608
Alternate Investments — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29 (Call 10/15/28)(a)	5,635	5,797,006

Apparel — 0.3%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	7,670	7,387,744
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	5,143	4,825,677
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(a)	4,406	4,345,593
		16,559,014
Auto Manufacturers — 1.7%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/24)(a)	3,695	3,556,913
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	9,323	9,404,391
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	6,265	6,045,725
2.70%, 08/10/26 (Call 07/10/26)(b)	7,691	7,141,327
4.06%, 11/01/24 (Call 10/01/24)	7,303	7,211,347
4.13%, 08/04/25	6,611	6,444,568
4.13%, 08/17/27 (Call 06/17/27)	6,705	6,363,372
4.39%, 01/08/26	6,458	6,292,094
4.54%, 08/01/26 (Call 06/01/26)	4,256	4,137,483
4.69%, 06/09/25 (Call 04/09/25)	2,681	2,642,797
5.58%, 03/18/24 (Call 02/18/24)	4,216	4,216,269
6.95%, 06/10/26 (Call 05/10/26)	4,950	5,078,946
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	4,450	4,205,732
5.88%, 01/15/28 (Call 01/15/25)(a)(b)	4,525	4,445,722
7.75%, 10/15/25 (Call 10/15/24)(a)	5,586	5,628,733
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/24)(a)	5,151	4,558,635
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/24)(a)(b)	5,228	5,281,819
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)(b)	3,425	3,121,031
		95,776,904
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/24)(a)(b)	6,912	6,721,056
7.00%, 04/15/28 (Call 04/15/25)(a)	4,350	4,442,437

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 04/01/24)(b)	$4,399	$4,388,002
6.88%, 07/01/28 (Call 07/01/24)	3,705	3,609,049
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/24)(a)	3,783	3,780,636
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/24)(a)	7,061	7,052,174
6.75%, 05/15/28 (Call 05/15/25)(a)(b)	6,475	6,559,094
8.50%, 05/15/27 (Call 05/15/24)(a)(b)	16,079	16,019,829
Dana Inc.
5.38%, 11/15/27 (Call 11/15/24)(b)	3,729	3,626,453
5.63%, 06/15/28 (Call 06/15/24)(b)	3,780	3,672,827
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	6,128	5,918,361
5.00%, 05/31/26 (Call 05/31/24)(b)	7,300	7,167,890
9.50%, 05/31/25 (Call 05/31/24)(b)	6,205	6,291,560
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)(b)	15,930	13,911,537
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	3,550	3,538,838
ZF North America Capital Inc.
4.75%, 04/29/25(a)	8,791	8,663,064
6.88%, 04/14/28 (Call 03/14/28)(a)	4,980	5,112,767
		110,475,574
Banks — 0.9%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/25)(a)	4,510	4,329,600
7.63%, 05/01/26 (Call 05/01/24)(a)	4,381	4,359,095
12.00%, 10/01/28 (Call 10/01/25)(a)(b)	6,910	7,570,740
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	16,646	16,544,985
5.71%, 01/15/26(a)	12,710	12,685,723
Popular Inc., 7.25%, 03/13/28 (Call 02/13/28)(b)	3,075	3,179,402
		48,669,545
Building Materials — 1.3%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (Call 10/15/25)(a)(b)	4,345	4,461,924
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)(b)	6,180	6,331,348
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/24)(a)(b)	4,330	3,859,372
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	5,074	5,074,000
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	8,335	8,145,379
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/25)(a)(b)	3,448	3,338,813
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/24)(a)(b)	3,660	3,484,590
Masonite International Corp., 5.38%, 02/01/28 (Call 01/29/24)(a)(b)	4,295	4,171,519
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)(b)	5,210	4,994,089
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28 (Call 11/01/24)(a)	9,500	9,230,438
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/25)(a)	8,740	8,358,289
5.00%, 02/15/27 (Call 02/15/24)(a)	7,517	7,301,412
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/24)(a)	2,500	2,417,750
		71,168,923
Security	Par (000)	Value

Chemicals — 2.7%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	$5,287	$5,432,393
ASP Unifrax Holdings Inc, 5.25%, 09/30/28 (Call 09/30/24)(a)	6,875	4,473,047
Avient Corp., 5.75%, 05/15/25 (Call 05/15/24)(a)	5,018	5,000,578
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/24)(a)(b)	4,666	4,483,272
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	4,157	4,043,082
5.75%, 11/15/28 (Call 11/15/24)(a)(b)	6,275	5,929,875
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28 (Call 06/15/24)(a)(b)	4,406	4,152,655
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/24)(a)	6,350	5,796,280
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/24)(a)(b)	4,352	4,067,292
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	2,900	2,448,064
Illuminate Buyer LLC/Illuminate Holdings IV Inc.,
9.00%, 07/01/28 (Call 07/01/24)(a)	4,050	3,980,612
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(a)(b)	3,275	3,200,767
INEOS Quattro Finance 2 PLC
3.38%, 01/15/26 (Call 01/15/25)(a)(b)	3,253	3,083,733
9.63%, 03/15/29 (Call 03/15/25)(a)	1,110	1,165,672
Ingevity Corp., 3.88%, 11/01/28 (Call 01/29/24)(a)(b)	4,825	4,259,028
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	2,350	2,015,125
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/24)(a)(b)	2,940	2,818,767
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)(b)	5,581	5,389,449
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/24)(a)	3,575	3,422,106
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	3,672	3,653,897
5.00%, 05/01/25 (Call 01/31/25)(a)	4,182	4,078,733
5.25%, 06/01/27 (Call 03/03/27)(a)	8,830	8,178,788
8.50%, 11/15/28 (Call 11/15/25)(a)	3,335	3,494,542
Olin Corp., 5.13%, 09/15/27 (Call 03/15/24)	4,715	4,589,115
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	6,920	6,297,200
9.75%, 11/15/28 (Call 06/01/25)(a)	14,425	15,255,591
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/25)(a)	4,326	3,774,435
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/01/24)(a)(b)	9,010	8,330,301
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/24)(a)(b)	6,470	6,284,198
SNF Group SACA, 3.13%, 03/15/27 (Call 03/15/24)(a)	2,875	2,660,433
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/24)(a)(b)	6,239	5,966,480
		147,725,510
Commercial Services — 4.9%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	3,400	3,208,750
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/24)(a)	4,953	4,884,896

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Albion Financing 2 Sarl, 8.75%, 04/15/27 (Call 10/15/24)(a)	$4,003	$4,013,007
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.63%, 07/15/26 (Call 07/15/24)(a)(b)	16,564	16,282,412
9.75%, 07/15/27 (Call 07/15/24)(a)(b)	9,040	8,836,600
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	16,860	15,194,393
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/24)(a)	4,140	3,949,560
Aptim Corp., 7.75%, 06/15/25 (Call 01/16/24)(a)(b)	4,160	3,978,260
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	4,724	4,738,762
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	3,972	3,664,170
5.75%, 07/15/27 (Call 07/15/24)(a)(b)	6,542	6,305,173
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	8,615	8,065,794
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/24)(a)	5,520	5,230,241
5.50%, 07/15/25 (Call 06/18/24)(a)	3,120	3,104,476
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/24)	4,655	4,585,175
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	4,915	5,037,875
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	6,325	5,572,641
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)	4,763	4,491,583
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	3,685	3,760,653
9.50%, 11/01/27 (Call 11/01/24)(a)	5,044	5,075,525
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/24)(a)	3,455	3,411,813
Grand Canyon University
4.13%, 10/01/24	3,991	3,861,292
5.13%, 10/01/28 (Call 08/01/28)(b)	3,000	2,725,125
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/24)(a)	10,360	10,152,800
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/24)(a)	4,131	3,717,900
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/24)(a)(b)	3,350	3,203,672
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/24)(a)	3,112	3,101,303
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	8,775	7,776,844
5.75%, 11/01/28 (Call 11/01/24)(a)(b)	8,355	6,658,587
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	8,451	7,785,484
5.25%, 04/15/24(a)(b)	805	803,994
5.75%, 04/15/26(a)	11,465	11,463,762
6.25%, 01/15/28 (Call 01/15/25)(a)(b)	10,974	10,868,375
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	7,198	6,720,701
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	4,925	4,909,609
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 12/15/24)(b)	4,935	4,779,025
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 11/01/24)(a)(b)	3,936	3,839,568
Sotheby's, 7.38%, 10/15/27 (Call 10/15/24)(a)	6,640	6,374,400
Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc.
3.88%, 11/15/27 (Call 01/09/24)	$6,255	$5,960,077
4.88%, 01/15/28 (Call 01/15/25)(b)	14,309	13,969,161
5.50%, 05/15/27 (Call 05/15/24)(b)	3,880	3,871,367
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 01/29/24)(a)	8,380	8,411,425
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/24)(a)(b)	7,145	6,877,062
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 08/15/24)(a)(b)	3,900	3,675,750
6.13%, 06/15/25 (Call 06/15/24)(a)	4,077	4,069,770
		268,968,812
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)(b)	3,375	2,992,184
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(a)	4,747	4,503,716
NCR Voyix Corp., 5.00%, 10/01/28 (Call 01/29/24)(a)(b)	5,430	5,104,426
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)(b)	4,464	4,331,653
8.25%, 02/01/28 (Call 02/01/24)(a)(b)	4,350	4,312,242
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/24)(a)(b)	3,730	3,520,449
Seagate HDD Cayman
4.75%, 01/01/25(b)	3,830	3,776,667
4.88%, 06/01/27 (Call 03/01/27)(b)	4,511	4,419,418
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/24)(a)	3,947	3,590,516
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/24)(a)	9,177	9,679,372
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/24)(a)	425	373,107
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	19,369	18,845,212
		65,448,962
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)(b)	7,045	6,917,063
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	1,338	1,340,196
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	1,000	958,910
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/24)(a)(b)	6,555	6,407,512
		15,623,681
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/25)(a)	5,860	5,494,746
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/24)(a)(b)	5,749	5,436,312
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/24)(a)(b)	4,400	4,358,904
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/24)(a)(b)	2,993	3,007,965
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/24)(a)	10,505	9,533,985
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(a)	4,678	4,771,887
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 01/29/24)(a)(c)(d)	5,855	518,168
9.00%, 11/15/26 (Call 11/15/24)(a)(b)(c)(d)	9,112	988,652
		34,110,619

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 4.8%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)(b)	$4,430	$4,364,024
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	4,411	4,578,309
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	9,123	9,138,089
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(a)	3,360	3,357,110
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	3,175	3,073,096
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	3,765	3,574,397
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	8,530	6,989,357
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 03/15/24)(b)	3,561	3,562,264
9.25%, 12/15/28 (Call 12/15/25)(a)	5,000	5,254,688
Enova International Inc.
8.50%, 09/15/25 (Call 01/29/24)(a)	3,166	3,133,561
11.25%, 12/15/28 (Call 12/15/25)(a)	3,340	3,490,300
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/24)(a)	2,580	2,056,067
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	530	536,678
GGAM Finance Ltd.
8.00%, 02/15/27 (Call 08/15/26)(a)	5,935	6,099,578
8.00%, 06/15/28 (Call 12/15/27)(a)(b)	5,055	5,261,901
7.75%, 05/15/26 (Call 11/15/25)(a)(b)	3,470	3,538,766
goeasy Ltd., 9.25%, 12/01/28 (Call 12/01/25)(a)	4,605	4,902,146
GPS Hospitality Holding Co. LLC/GPS Finco Inc.,
7.00%, 08/15/28 (Call 08/15/24)(a)	3,200	2,528,628
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28 (Call 08/15/24)(a)	8,470	7,665,350
Jefferson Capital Holdings LLC, 9.50%, 02/15/29 (Call 02/15/26)(a)	3,500	3,510,500
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	4,100	3,333,813
6.50%, 11/01/25 (Call 11/01/24)(a)	4,675	4,400,344
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28 (Call 04/17/25)(a)(b)	4,170	4,359,648
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)(b)	8,480	7,726,012
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 02/01/24)(a)	4,692	4,568,835
5.50%, 08/15/28 (Call 08/15/24)(a)	7,280	6,895,980
6.00%, 01/15/27 (Call 01/15/25)(a)	5,317	5,228,297
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	4,205	3,816,038
5.00%, 03/15/27 (Call 09/15/26)(b)	6,184	5,895,929
5.88%, 10/25/24	4,060	4,048,976
6.75%, 06/25/25(b)	4,172	4,198,258
6.75%, 06/15/26(b)	4,412	4,433,889
NFP Corp.
4.88%, 08/15/28 (Call 08/15/24)(a)	4,170	4,119,613
6.88%, 08/15/28 (Call 08/15/24)(a)	17,275	17,375,368
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/25)(b)	6,370	5,813,421
3.88%, 09/15/28 (Call 09/15/24)	4,955	4,339,242
6.63%, 01/15/28 (Call 07/15/27)(b)	7,010	6,975,045
6.88%, 03/15/25	10,144	10,186,055
7.13%, 03/15/26	13,596	13,782,945
Security	Par (000)	Value

Diversified Financial Services (continued)
9.00%, 01/15/29 (Call 07/15/25)	$7,300	$7,687,812
Osaic Holdings Inc., 10.75%, 08/01/27 (Call 08/01/24)(a)(b)	2,913	2,979,824
Oxford Finance LLC/Oxford Finance Co-Issuer
II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	3,331	3,160,519
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/24)(a)(b)	5,729	5,628,743
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/24)(a)(b)	3,236	2,985,210
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	3,285	3,138,683
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/24)(a)	9,934	9,115,140
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	4,594	4,301,454
4.20%, 10/29/25 (Call 09/29/25)	4,444	4,341,320
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/24)(a)	6,941	6,863,122
5.75%, 06/15/27 (Call 06/15/24)(a)	4,461	4,357,653
		262,671,997
Electric — 2.5%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)(b)	3,440	3,184,580
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/24)(a)	10,465	9,955,564
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	12,005	11,450,609
5.25%, 06/01/26 (Call 06/01/24)(a)	3,825	3,764,680
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/24)(a)(b)	7,385	7,035,726
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	3,190	3,114,703
Drax Finco PLC, 6.63%, 11/01/25 (Call 01/09/24)(a)	4,680	4,652,213
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)	12,227	11,723,492
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	4,025	3,802,431
4.25%, 07/15/24 (Call 04/15/24)(a)	5,693	5,636,696
4.25%, 09/15/24 (Call 07/15/24)(a)	5	4,894
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	4,810	4,515,724
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	6,100	6,283,000
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/25)	7,090	7,012,036
6.63%, 01/15/27 (Call 07/15/24)(b)	2,869	2,876,000
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/15/24)(a)(b)	5,985	5,575,666
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/24)(b)	8,667	8,374,489
Pike Corp., 5.50%, 09/01/28 (Call 09/01/24)(a)	6,055	5,776,954
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 01/29/24)(a)	3,110	3,074,235
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/24)(a)(b)	10,828	10,490,383
5.50%, 09/01/26 (Call 01/09/24)(a)	8,240	8,161,720
5.63%, 02/15/27 (Call 02/15/24)(a)	10,966	10,815,218
		137,281,013
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc., 4.75%, 06/15/28 (Call 07/01/24)(a)	5,225	4,861,863

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/24)(a)	$12,036	$12,113,632
7.25%, 06/15/28 (Call 06/15/24)(a)(b)	9,380	9,617,431
		26,592,926
Electronics — 0.2%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/24)(a)	3,370	3,416,380
Sensata Technologies BV, 5.00%, 10/01/25(a)	5,816	5,764,761
		9,181,141
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26 (Call 09/01/24)(a)(b)	3,481	2,886,435
11.75%, 10/01/28 (Call 04/01/28)(a)(b)	3,395	2,950,255
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	6,006	5,788,703
		11,625,393
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	8,323	8,166,944
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/24)(a)	8,407	8,598,743
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/24)(a)	3,333	3,283,238
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	4,790	4,609,334
Tutor Perini Corp., 6.88%, 05/01/25 (Call 01/16/24)(a)(b)	3,790	3,743,042
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28 (Call 09/15/24)(a)(b)	3,200	2,982,173
		31,383,474
Entertainment — 3.5%
Affinity Interactive, 6.88%, 12/15/27 (Call 12/01/24)(a)	4,640	4,188,889
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/24)(a)	27,551	27,693,185
8.13%, 07/01/27 (Call 07/01/24)(a)(b)	15,194	15,593,906
Caesars Resort Collection LLC/CRC Finco Inc.,
5.75%, 07/01/25 (Call 07/01/24)(a)	7,667	7,679,238
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	3,745	3,707,138
5.50%, 05/01/25 (Call 05/01/24)(a)	7,747	7,734,682
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)	6,270	5,966,129
5.50%, 04/01/27 (Call 04/01/24)(a)(b)	5,450	5,371,236
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	6,531	6,024,848
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	3,476	3,441,240
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)	6,405	6,186,589
5.25%, 01/15/29 (Call 01/15/25)(a)	1,600	1,560,149
6.25%, 01/15/27 (Call 07/15/26)(a)	6,460	6,490,362
6.50%, 02/15/25 (Call 08/15/24)(a)	3,829	3,834,054
Light & Wonder International Inc., 7.00%, 05/15/28 (Call 05/15/24)(a)(b)	5,415	5,408,610
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/29/24)(a)(b)	4,365	4,032,169
4.75%, 10/15/27 (Call 10/15/24)(a)(b)	8,065	7,682,477
4.88%, 11/01/24 (Call 01/29/24)(a)	4,566	4,538,604
6.50%, 05/15/27 (Call 05/15/24)(a)	10,395	10,459,025
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	3,726	3,699,393
Security	Par (000)	Value

Entertainment (continued)
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 01/16/24)(a)(b)	$5,774	$5,577,684
8.00%, 02/01/26 (Call 02/01/24)(a)	9,601	9,018,202
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/24)(a)(b)	3,655	3,490,342
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	3,449	3,466,245
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/25)(a)(b)	3,426	3,297,525
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26 (Call 11/01/24)(a)(b)	2,971	2,857,303
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/24)(a)(b)	4,551	4,536,512
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/24)(a)(b)	2,648	2,662,068
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27 (Call 11/01/24)(a)(b)	2,850	2,704,137
Universal Entertainment Corp., 8.75%, 12/11/24 (Call 11/11/24)(a)(b)(e)	5,665	6,075,713
Vail Resorts Inc., 6.25%, 05/15/25 (Call 01/29/24)(a)	4,720	4,725,102
		189,702,756
Environmental Control — 0.9%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/24)(a)	4,860	4,710,602
Enviri Corp., 5.75%, 07/31/27 (Call 07/31/24)(a)(b)	4,031	3,802,264
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	6,225	5,626,217
3.75%, 08/01/25 (Call 08/01/24)(a)(b)	6,232	6,054,101
4.00%, 08/01/28 (Call 08/01/24)(a)	6,275	5,741,411
4.25%, 06/01/25 (Call 06/01/24)(a)	3,925	3,851,590
5.13%, 12/15/26 (Call 12/15/24)(a)	4,268	4,168,769
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)	6,305	5,789,805
Stericycle Inc.
3.88%, 01/15/29 (Call 01/16/24)(a)	3,875	3,521,716
5.38%, 07/15/24 (Call 01/16/24)(a)(b)	4,641	4,623,596
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/24)(a)(b)	4,250	4,121,225
		52,011,296
Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/24)(a)(b)	6,541	6,206,820
4.63%, 01/15/27 (Call 01/15/25)(a)(b)	11,477	11,144,741
5.88%, 02/15/28 (Call 08/15/24)(a)	5,865	5,858,079
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	6,660	6,726,600
7.50%, 03/15/26 (Call 03/15/24)(a)(b)	4,859	4,950,207
B&G Foods Inc.
5.25%, 09/15/27 (Call 03/01/24)(b)	5,032	4,534,084
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	4,740	4,945,598
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/24)(a)(b)	3,265	2,650,305
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/24)(a)(b)	3,675	3,433,479
KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution Inc., 9.00%, 02/15/29 (Call 02/15/26)(a)	6,350	6,411,436
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)	4,430	4,313,713

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/24)(a)	$9,190	$8,960,893
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/24)(a)(b)	8,015	7,885,718
5.75%, 03/01/27 (Call 03/01/24)(a)	3,808	3,791,885
Sigma Holdco BV, 7.88%, 05/15/26 (Call 01/09/24)(a)	4,024	3,778,536
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/24)	4,325	3,857,360
U.S. Foods Inc., 6.88%, 09/15/28 (Call 09/15/25)(a)	4,525	4,645,320
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/24)(a)(b)	4,355	3,658,200
		97,752,974
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 01/29/24)(a)(b)	4,718	4,688,512
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	9,875	9,536,081
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(a)	3,725	3,399,063
		17,623,656
Forest Products & Paper — 0.0%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)(b)	1,780	1,633,150

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	5,715	5,619,166
5.75%, 05/20/27 (Call 02/20/27)	4,442	4,255,525
5.88%, 08/20/26 (Call 05/20/26)	5,740	5,587,890
9.38%, 06/01/28 (Call 06/01/25)(a)(b)	4,350	4,473,024
		19,935,605
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 11.50%,
06/15/28 (Call 06/15/25)(a)(b)	3,330	3,504,825

Health Care - Products — 0.7%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/24)(a)	12,930	12,268,243
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(b)	12,020	12,471,591
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/24)(a)(b)	3,535	3,411,275
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/24)(a)	4,305	4,075,108
4.63%, 11/15/27 (Call 11/15/24)(b)	4,314	4,185,141
		36,411,358
Health Care - Services — 3.7%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/24)(a)(b)	3,955	3,881,374
Akumin Inc.
7.00%, 11/01/25 (Call 01/29/24)(a)(b)	3,078	2,523,960
7.50%, 08/01/28 (Call 08/01/24)(a)	2,398	1,847,704
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/24)(a)(b)	4,311	4,137,482
Charles River Laboratories International Inc.,
4.25%, 05/01/28 (Call 05/01/24)(a)(b)	4,205	3,964,873
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/24)(a)	16,239	15,021,871
6.00%, 01/15/29 (Call 01/15/25)(a)	4,674	4,217,818
6.88%, 04/01/28 (Call 04/01/24)(a)(b)	500	323,023
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	9,099	8,962,515
Security	Par (000)	Value

Health Care - Services (continued)
8.00%, 12/15/27 (Call 12/15/24)(a)(b)	$5,785	$5,664,555
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)(b)	6,740	6,431,308
5.75%, 09/15/25 (Call 09/15/24)	2,860	2,850,729
Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)(b)	6,130	6,395,996
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/24)(a)	8,481	8,316,044
5.00%, 05/15/27 (Call 05/15/24)(a)(b)	9,515	9,297,511
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 01/29/24)(a)(b)	5,551	5,189,345
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/24)(a)	4,394	4,339,383
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 01/29/24)(a)(b)	6,904	6,457,397
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 01/29/24)(a)	7,545	7,507,275
Quorum Health Corp., 11.63%, 04/15/23(f)	2,653	—
RegionalCare Hospital Partners
Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 01/29/24)(a)(b)	12,246	12,215,385
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/24)(a)(b)	5,937	5,334,790
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/24)(a)(b)	10,526	10,504,001
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 01/29/24)(a)	5	5,007
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 06/15/24)(b)	4,975	4,723,315
4.88%, 01/01/26 (Call 03/01/24)	16,519	16,369,690
5.13%, 11/01/27 (Call 11/01/24)(b)	11,650	11,301,315
6.13%, 10/01/28 (Call 10/01/24)(b)	17,250	17,163,750
6.25%, 02/01/27 (Call 02/01/24)(b)	11,889	11,865,579
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/24)(a)(b)	6,324	5,525,974
		202,338,969
Holding Companies - Diversified — 0.8%
Benteler International AG, Class A, 10.50%, 05/15/28 (Call 05/15/25)(a)	4,625	4,934,682
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	8,581	8,527,369
5.25%, 05/15/27 (Call 11/15/26)	12,007	10,791,291
6.25%, 05/15/26 (Call 05/15/24)(b)	10,403	9,964,941
6.38%, 12/15/25 (Call 01/29/24)	6,248	6,146,470
Stena AB, 7.00%, 02/01/24(a)(b)	3,102	3,102,000
Stena International SA, 6.13%, 02/01/25 (Call 02/01/24)(a)(b)	2,826	2,832,995
		46,299,748
Home Builders — 0.9%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/24)(b)	3,321	3,237,975
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/24)(a)(b)	5,288	5,143,426
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/24)	3,820	3,840,962
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/24)(a)	4,491	4,446,857
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/24)(a)	3,391	3,220,094

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)(b)	$3,360	$3,539,785
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)(b)	3,500	3,364,060
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/24)(a)	4,535	4,364,938
Shea Homes LP/Shea Homes Funding Corp.,
4.75%, 02/15/28 (Call 02/15/24)(b)	3,625	3,439,445
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	3,910	3,886,490
5.88%, 06/15/27 (Call 03/15/27)(a)	4,275	4,261,662
TRI Pointe Group Inc./TRI Pointe Homes Inc.,
5.88%, 06/15/24	3,691	3,689,191
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	3,000	2,959,247
		49,394,132
Household Products & Wares — 0.2%
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 12/31/24)(a)	4,342	4,200,764
7.00%, 12/31/27 (Call 12/31/24)(a)(b)	4,664	4,553,557
		8,754,321
Housewares — 0.6%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/24)(a)	6,112	6,007,546
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)(b)	3,821	3,747,999
5.20%, 04/01/26 (Call 01/01/26)	17,004	16,536,390
6.38%, 09/15/27 (Call 06/15/27)(b)	4,411	4,337,619
		30,629,554
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
8.25%, 02/01/29 (Call 02/01/26)(a)	5,640	5,653,589
10.13%, 08/01/26 (Call 08/01/24)(a)(b)	3,329	3,468,945
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/24)(a)(b)	6,305	5,914,223
6.75%, 10/15/27 (Call 10/15/24)(a)	11,208	10,999,046
6.75%, 04/15/28 (Call 04/15/25)(a)(b)	10,405	10,460,147
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/24)(a)	1,175	1,110,316
7.00%, 08/15/25 (Call 01/29/24)(a)	3,920	3,921,069
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/24)(a)(b)	3,713	3,712,629
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/24)(b)	5,320	5,180,350
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	3,271	3,303,710
		53,724,024
Internet — 2.4%
Acuris Finance U.S. Inc./Acuris Finance SARL,
5.00%, 05/01/28 (Call 05/01/24)(a)	2,825	2,468,818
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/24)(a)(b)	4,315	3,710,166
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/24)(a)(b)	7,940	7,071,602
6.13%, 12/01/28 (Call 12/01/24)(a)	4,155	3,589,131
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/24)(a)(b)	3,541	3,185,664
5.63%, 09/15/28 (Call 09/15/24)(a)	3,230	2,729,350
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/24)(a)	3,450	3,368,304
Security	Par (000)	Value

Internet (continued)
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	$4,471	$4,294,470
7.00%, 06/15/27 (Call 06/15/24)(a)(b)	4,036	4,059,215
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)(b)	8,945	9,106,717
Gen Digital Inc.
5.00%, 04/15/25 (Call 01/09/24)(a)	8,439	8,394,138
6.75%, 09/30/27 (Call 09/30/24)(a)	7,738	7,859,347
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 06/01/24)(a)(b)	5,355	5,257,171
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/24)(a)(b)	4,275	3,729,938
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	3,660	3,371,558
Match Group Holdings II LLC
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	4,194	3,947,896
5.00%, 12/15/27 (Call 12/15/24)(a)(b)	4,000	3,878,432
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/24)(a)	6,620	4,269,900
Newfold Digital Holdings Group Inc., 11.75%, 10/15/28 (Call 10/15/25)(a)	4,525	4,910,827
Northwest Fiber LLC/Northwest Fiber Finance
Sub Inc., 4.75%, 04/30/27 (Call 10/15/24)(a)(b)	3,091	2,978,832
Rakuten Group Inc.
10.25%, 11/30/24(a)(b)	7,800	8,073,000
11.25%, 02/15/27(a)	1,480	1,494,800
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/24)(a)(b)	3,980	3,990,042
Uber Technologies Inc.
6.25%, 01/15/28 (Call 01/09/24)(a)(b)	4,555	4,558,416
7.50%, 09/15/27 (Call 09/15/24)(a)(b)	9,686	9,897,881
8.00%, 11/01/26 (Call 11/01/24)(a)	11,124	11,322,558
		131,518,173
Iron & Steel — 0.8%
ATI Inc., 5.88%, 12/01/27 (Call 12/01/24)	3,090	3,030,672
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP, 8.75%, 07/15/26 (Call 07/15/24)(a)	4,986	4,580,959
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/24)(b)	3,400	3,378,954
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/24)(b)	4,699	4,667,572
6.75%, 03/15/26 (Call 03/15/24)(a)(b)	6,620	6,637,014
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28 (Call 11/15/26)(a)(b)	2,600	2,654,217
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	5,305	5,443,093
8.13%, 05/01/27 (Call 05/01/24)(a)(b)	5,645	5,701,450
9.25%, 10/01/28 (Call 10/01/25)(a)(b)	9,605	10,145,281
		46,239,212
Leisure Time — 1.6%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(a)	3,170	3,297,022
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	16,645	18,204,746
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/25)(a)	8,115	7,993,843
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	3,766	3,770,971
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	3,312	3,307,924
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 01/09/24)(a)(b)	4,544	4,449,790

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	$11,912	$11,621,645
5.88%, 02/15/27 (Call 02/15/24)(a)	8,397	8,247,953
8.13%, 01/15/29 (Call 01/15/26)(a)	6,600	6,899,063
8.38%, 02/01/28 (Call 02/01/25)(a)	5,415	5,660,367
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	4,280	4,088,727
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/24)(a)	7,126	6,868,181
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)(b)	6,125	5,865,606
		90,275,838
Lodging — 3.9%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/24)(b)	8,630	8,315,221
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)(b)	4,000	3,777,500
Genting New York LLC/GENNY Capital Inc.,
3.30%, 02/15/26 (Call 01/15/26)(a)	4,141	3,848,917
Hilton Domestic Operating Co. Inc.
5.38%, 05/01/25 (Call 05/01/24)(a)	3,745	3,744,813
5.75%, 05/01/28 (Call 05/01/24)(a)(b)	3,455	3,452,962
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)(b)	4,840	4,749,021
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	3,875	3,742,436
3.20%, 08/08/24 (Call 07/08/24)	13,544	13,350,321
3.50%, 08/18/26 (Call 06/18/26)	8,645	8,258,686
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 01/29/24)(a)	8,085	7,872,628
5.25%, 04/26/26 (Call 04/26/24)(a)(b)	4,037	3,871,650
5.63%, 07/17/27 (Call 07/17/24)(a)(b)	5,276	5,000,435
5.75%, 07/21/28 (Call 07/21/24)(a)	7,130	6,642,257
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	6,291	5,864,502
5.25%, 06/18/25 (Call 01/09/24)(a)	3,896	3,802,778
5.38%, 05/15/24 (Call 01/09/24)(a)(b)	6,234	6,205,737
5.88%, 05/15/26 (Call 05/15/24)(a)(b)	6,710	6,571,371
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	3,515	3,416,580
4.75%, 10/15/28 (Call 07/15/28)(b)	6,225	5,870,475
5.50%, 04/15/27 (Call 01/15/27)(b)	5,837	5,743,812
5.75%, 06/15/25 (Call 03/15/25)	5,314	5,315,638
6.75%, 05/01/25 (Call 05/01/24)(b)	6,038	6,048,976
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/24)(a)(b)	6,154	5,787,129
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)(b)	2,649	2,624,224
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/25)(a)	9,200	7,854,500
6.00%, 07/15/25 (Call 07/15/24)(a)(b)	3,750	3,681,494
6.50%, 01/15/28 (Call 07/15/24)(a)(b)	4,270	3,974,629
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)(b)	3,659	3,661,973
6.60%, 10/01/25 (Call 07/01/25)(b)	3,231	3,266,024
6.63%, 07/31/26 (Call 04/30/26)(a)	5,516	5,571,160
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/24)(a)(b)	4,345	4,055,840
Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	$7,565	$7,389,870
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	9,718	9,706,193
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 01/09/24)(a)(b)	4,909	4,850,411
5.50%, 01/15/26 (Call 01/29/24)(a)	8,255	8,004,916
5.50%, 10/01/27 (Call 10/01/24)(a)(b)	6,291	5,919,973
5.63%, 08/26/28 (Call 08/26/24)(a)(b)	11,380	10,571,944
		212,386,996
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28 (Call 12/15/24)(a)(b)	305	277,874
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/24)(a)	3,255	3,051,269
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/24)(a)	4,155	2,749,322
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)(b)	3,875	2,885,213
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28 (Call 09/01/25)(a)	4,280	4,472,600
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26 (Call 01/29/24)(a)	5,416	5,430,082
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/24)(a)(b)	3,855	3,845,362
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/24)(a)(b)	13,039	12,582,635
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	6,875	6,343,494
		41,637,851
Machinery - Diversified — 0.0%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 02/15/29(a)	920	920,000

Manufacturing — 0.8%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/24)(a)	3,001	2,960,066
Calderys Financing LLC, 11.25%, 06/01/28 (Call 06/01/25)(a)	4,975	5,286,336
Enpro Inc., 5.75%, 10/15/26 (Call 10/15/24)	2,785	2,763,960
FXI Holdings Inc.
12.25%, 11/15/26 (Call 11/15/24)(a)	6,361	6,197,204
12.25%, 11/15/26 (Call 11/15/24)(a)(b)	4,086	3,964,442
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/29/24)(a)(b)	4,289	4,289,429
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)(b)	3,435	3,384,048
5.75%, 06/15/25 (Call 06/15/24)	3,000	2,992,227
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	4,844	4,591,676
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	3,313	3,276,640
7.75%, 07/15/28 (Call 07/15/25)(a)(b)	3,600	3,752,733
		43,458,761
Media — 7.9%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/25)(a)(b)	10,065	9,033,337
AMC Networks Inc., 4.75%, 08/01/25 (Call 01/29/24)(b)	7,193	6,925,708
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/24)(a)	21,085	19,742,307

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.13%, 05/01/27 (Call 05/01/24)(a)	$27,431	$26,385,330
5.50%, 05/01/26 (Call 05/01/24)(a)(b)	6,545	6,488,058
CSC Holdings LLC
5.25%, 06/01/24(b)	5,862	5,856,138
5.38%, 02/01/28 (Call 02/01/24)(a)	8,275	7,096,185
5.50%, 04/15/27 (Call 04/15/24)(a)	10,715	9,627,535
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	8,820	5,898,375
11.25%, 05/15/28 (Call 05/15/25)(a)	8,370	8,495,550
11.75%, 01/31/29 (Call 01/31/26)(a)	13,080	13,281,040
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/24)(a)(b)	3,476	2,230,202
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/24)(a)	30,991	29,441,450
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	23,293	18,387,028
5.75%, 12/01/28 (Call 12/01/27)(a)	19,475	13,106,675
5.88%, 11/15/24(b)	16,489	15,293,547
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	29,215	30,495,201
GCI LLC, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	4,975	4,551,677
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/24)(a)(b)	6,091	5,967,962
7.00%, 05/15/27 (Call 05/15/24)(a)(b)	6,461	6,315,628
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)(b)	4,230	3,155,580
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	6,370	4,952,675
6.38%, 05/01/26 (Call 05/01/24)	6,800	5,848,000
8.38%, 05/01/27 (Call 05/01/24)(b)	7,900	4,929,719
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/24)(a)	10,030	9,681,959
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	7,825	7,373,840
Midcontinent Communications/Midcontinent
Finance Corp., 5.38%, 08/15/27 (Call 08/15/24)(a)	3,056	2,960,653
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(a)(b)	8,480	7,759,200
5.63%, 07/15/27 (Call 07/15/24)(a)	14,360	13,937,509
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/24)(a)	7,746	5,983,785
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/25)(a)	4,375	3,766,875
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/24)(a)(b)	3,971	3,573,404
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/24)(a)(b)	8,633	8,061,064
4.00%, 07/15/28 (Call 07/15/24)(a)	17,035	15,437,713
5.00%, 08/01/27 (Call 08/01/24)(a)	12,775	12,254,738
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 10/15/24)(a)	3,980	3,806,154
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(b)	8,510	7,926,639
4.75%, 03/15/26 (Call 03/15/24)(a)(b)	4,735	4,625,815
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 02/12/24)(a)	8,200	7,786,925
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/24)(a)(b)	4,806	4,704,209
Univision Communications Inc.
6.63%, 06/01/27 (Call 06/01/24)(a)(b)	12,819	12,656,590
8.00%, 08/15/28 (Call 08/15/25)(a)	10,290	10,457,212
Security	Par (000)	Value

Media (continued)
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)(b)	$6,375	$5,626,444
Videotron Ltd.
5.13%, 04/15/27 (Call 04/15/24)(a)	4,801	4,735,019
5.38%, 06/15/24 (Call 03/15/24)(a)	4,490	4,474,187
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28 (Call 07/15/24)(a)	4,250	4,000,610
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/25)(a)(b)	5,521	5,417,868
		430,513,319
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/24)(a)(b)	3,099	3,001,149

Mining — 0.6%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/24)(a)(b)	4,657	4,593,292
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)(b)	4,858	4,675,295
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	4,175	4,183,945
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/24)(a)(b)	4,025	3,682,875
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/24)(a)(b)	3,712	3,690,799
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/24)(a)	6,569	6,150,686
Perenti Finance Pty. Ltd., 6.50%, 10/07/25 (Call 10/07/24)(a)(b)	3,973	3,923,338
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(a)(b)	3,676	3,611,670
		34,511,900
Office & Business Equipment — 0.3%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	3,231	2,920,050
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	6,715	6,558,003
5.50%, 08/15/28 (Call 07/15/28)(a)	6,355	5,767,957
		15,246,010
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	1,000	957,810

Oil & Gas — 6.8%
Aethon United BR LP/Aethon United Finance
Corp., 8.25%, 02/15/26 (Call 02/15/24)(a)(b)	6,219	6,236,128
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
7.00%, 11/01/26 (Call 11/01/24)(a)	5,395	5,381,512
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	4,490	4,582,382
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,300	4,470,330
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/24)(a)	3,354	3,274,678
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(a)(b)	4,741	4,799,681
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(a)	5,280	5,500,410
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)(b)	3,940	3,992,328
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/24)(a)	4,526	4,499,425

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chord Energy Corp., 6.38%, 06/01/26 (Call 06/01/24)(a)	$3,196	$3,203,734
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/24)(a)	5,532	5,509,872
7.00%, 06/15/25 (Call 06/15/24)(a)	9,100	9,092,720
8.38%, 01/15/29 (Call 10/15/25)(a)	9,825	10,205,129
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/24)(a)	3,648	3,546,916
8.38%, 07/01/28 (Call 07/01/25)(a)	11,425	12,007,789
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/25)(a)	1,875	1,809,375
7.25%, 03/14/27 (Call 03/14/24)(a)(b)	2,661	2,666,303
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 05/01/24)(a)	6,130	6,110,844
9.25%, 02/15/28 (Call 02/15/25)(a)	8,640	9,000,684
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 01/29/24)(a)	9,012	8,974,600
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)	4,853	4,846,934
5.75%, 02/15/28 (Call 02/15/24)(a)	3,150	2,905,875
8.50%, 01/15/29 (Call 01/15/26)(a)	4,800	4,806,000
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28 (Call 05/01/24)(a)(b)	6,030	5,984,775
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/25)(a)	8,005	7,942,881
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)	5,145	4,744,319
5.38%, 03/30/28 (Call 09/30/27)(a)	5,050	4,436,425
Gulfport Energy Corp.
8.00%, 05/17/26 (Call 05/17/24)(b)	20	20,100
8.00%, 05/17/26 (Call 05/17/24)(a)	4,358	4,379,790
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/24)(a)	4,256	4,176,711
HF Sinclair Corp.
5.00%, 02/01/28 (Call 04/15/24)(a)	3,700	3,589,814
6.38%, 04/15/27 (Call 04/15/24)(a)	3,170	3,182,298
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/24)(a)	5,160	5,140,908
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/24)(a)	5,311	5,317,639
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	4,666	4,496,858
6.50%, 06/30/27 (Call 12/30/26)(a)	4,980	4,648,239
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/24)(a)	3,678	3,636,990
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/24)(b)	6,004	5,952,125
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	4,195	4,283,426
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/24)(a)(b)	4,645	4,717,810
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/29/24)(a)	6,347	6,325,658
10.50%, 05/15/27 (Call 05/15/24)(a)	4,197	4,312,418
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/24)(b)	4,205	4,157,780
6.38%, 07/15/28 (Call 07/15/24)(b)	3,320	3,316,116
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/15/24)(a)	5,917	5,812,528
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/24)(a)	4,895	4,794,065
Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 01/15/28 (Call 01/15/25)(a)(b)	$3,185	$2,914,275
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 01/29/24)(a)	6,790	6,739,550
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)(b)	5,990	6,106,169
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/24)(a)(b)	4,611	4,569,409
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/24)(b)	6,955	6,813,744
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/24)(b)	1,300	1,297,205
Permian Resources Operating LLC
6.88%, 04/01/27 (Call 04/01/24)(a)	2,895	2,877,109
8.00%, 04/15/27 (Call 04/15/24)(a)	4,826	4,994,757
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)	3,150	3,113,775
Puma International Financing SA, 5.00%, 01/24/26 (Call 02/12/24)(a)	6,567	6,237,895
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	5,442	5,366,615
8.25%, 01/15/29 (Call 01/15/25)	5,000	5,195,136
Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	5,120	5,222,400
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	3,630	3,610,943
6.63%, 01/15/27 (Call 01/15/25)(b)	3,310	3,305,608
6.75%, 09/15/26 (Call 09/15/24)	4,046	4,026,903
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(b)	3,049	3,030,584
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/24)(a)(b)	4,220	4,172,525
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 03/15/24)	3,710	3,687,072
6.00%, 04/15/27 (Call 04/15/24)(b)	4,980	4,977,186
7.00%, 09/15/28 (Call 09/15/25)(a)(b)	4,355	4,458,646
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)	585	593,044
12.00%, 01/15/26 (Call 01/15/25)	5,168	5,328,208
Transocean Inc.
7.25%, 11/01/25 (Call 01/09/24)(a)	3,038	3,016,573
7.50%, 01/15/26 (Call 01/09/24)(a)	5,248	5,185,024
8.00%, 02/01/27 (Call 02/01/24)(a)	5,608	5,544,882
11.50%, 01/30/27 (Call 07/30/24)(a)(b)	5,550	5,799,056
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(b)	3,311	3,310,831
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	4,570	4,712,813
Viper Energy Inc., 5.38%, 11/01/27 (Call 11/01/24)(a)	3,963	3,899,632
Vital Energy Inc., 10.13%, 01/15/28 (Call 01/15/25)(b)	5,970	6,236,909
		369,137,800
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)(b)	6,680	6,605,318
6.88%, 04/01/27 (Call 04/01/24)(a)(b)	3,891	3,898,015
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	3,560	3,484,350
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,101	3,585,955

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
CSI Compressco LP/CSI Compressco
Finance Inc., 7.50%, 04/01/25 (Call 04/01/24)(a)(b)	$2,811	$2,811,000
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)(b)	5,309	5,319,771
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 02/12/24)(a)	4,031	4,071,542
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(a)	1,580	1,595,800
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	6,545	6,504,094
6.88%, 09/01/27 (Call 09/01/24)	6,651	6,634,046
		44,509,891
Packaging & Containers — 3.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	4,930	4,307,588
6.00%, 06/15/27 (Call 06/15/24)(a)	5,215	5,146,553
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26 (Call 08/15/24)(a)(b)	10,309	9,226,555
5.25%, 04/30/25 (Call 04/30/24)(a)	5,589	5,463,248
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	15,296	11,472,000
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)(b)	5,974	5,902,482
5.25%, 07/01/25	7,897	7,869,360
6.88%, 03/15/28 (Call 11/15/24)(b)	6,025	6,227,794
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)(b)	3,835	3,784,666
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/25)(a)(b)	3,840	3,760,902
Crown Americas LLC/Crown Americas Capital
Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	3,433	3,318,507
Crown Americas LLC/Crown Americas Capital
Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)	7,040	6,890,893
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/24)(a)(b)	4,400	3,931,444
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	3,500	3,248,089
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/24)(a)(b)	5,900	5,551,777
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	4,155	3,691,458
6.75%, 07/15/26 (Call 07/15/24)(a)	6,287	6,127,059
10.50%, 07/15/27 (Call 07/15/24)(a)(b)	6,076	5,809,871
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)(b)	22,425	22,677,281
9.25%, 04/15/27 (Call 10/15/24)(a)	11,168	10,777,120
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/24)(a)(b)	4,974	4,967,172
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc.
4.00%, 10/15/27 (Call 10/15/24)(a)(b)	8,400	7,838,250
4.38%, 10/15/28 (Call 10/15/24)(a)(b)	4,533	4,228,864
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	3,819	3,570,705
5.50%, 09/15/25 (Call 06/15/25)(a)	3,121	3,125,213
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/24)(a)(b)	6,732	6,761,137
Security	Par (000)	Value

Packaging & Containers (continued)
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/24)(b)	$4,825	$4,518,227
Trident TPI Holdings Inc., 12.75%, 12/31/28 (Call 12/31/25)(a)(b)	5,400	5,759,586
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/24)(a)	8,890	8,679,485
8.50%, 08/15/27 (Call 08/15/24)(a)(b)	5,901	5,768,582
		190,401,868
Pharmaceuticals — 3.0%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/24)(a)(b)	3,000	2,624,156
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/24)(a)(b)	6,305	5,866,519
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 01/29/24)(a)(b)	14,205	12,997,575
5.75%, 08/15/27 (Call 08/15/24)(a)(b)	3,925	2,356,288
9.00%, 12/15/25 (Call 01/29/24)(a)(b)	8,255	7,794,917
11.00%, 09/30/28(a)(b)	14,840	10,095,652
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/25)(a)	4,309	4,126,514
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	6,310	6,460,316
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	5,950	5,117,357
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 01/29/24)(a)(b)	5,233	5,194,119
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	8,400	7,739,088
Organon & Co./Organon Foreign Debt Co.-Issuer
BV, 4.13%, 04/30/28 (Call 04/30/24)(a)(b)	17,947	16,348,875
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/24)(a)	3,971	3,241,567
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	3,830	3,754,549
4.38%, 03/15/26 (Call 12/15/25)	6,136	5,999,781
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/24)(a)	3,759	3,513,725
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/25)(a)(b)	3,285	3,207,737
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	28,512	26,495,774
4.75%, 05/09/27 (Call 02/09/27)	8,376	8,084,683
6.00%, 04/15/24 (Call 01/15/24)(b)	7,452	7,440,096
6.75%, 03/01/28 (Call 12/01/27)(b)	10,640	10,906,000
7.13%, 01/31/25 (Call 10/31/24)	3,400	3,427,837
		162,793,125
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	5,687	5,644,746
5.75%, 01/15/28 (Call 01/15/25)(a)(b)	5,920	5,799,503
7.88%, 05/15/26 (Call 05/15/24)(a)	4,422	4,514,258
Blue Racer Midstream LLC/Blue Racer Finance
Corp., 7.63%, 12/15/25 (Call 12/15/24)(a)	4,653	4,702,083
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	5,231	4,961,133
4.13%, 03/01/25 (Call 02/01/25)(a)	4,113	4,024,503
4.13%, 12/01/27 (Call 09/01/27)	3,782	3,577,101
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	3,905	3,668,259

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics
Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	$3,325	$3,179,254
Energy Transfer LP, 5.63%, 05/01/27 (Call 05/01/24)(a)	3,950	3,943,167
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(a)(b)	3,950	3,906,118
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,295	3,218,688
4.85%, 07/15/26 (Call 04/15/26)	4,436	4,350,287
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	4,191	4,035,653
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	6,700	6,313,276
5.50%, 07/15/28 (Call 04/15/28)(b)	6,750	6,677,273
6.00%, 07/01/25 (Call 04/01/25)(a)	3,835	3,825,413
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	7,711	7,807,387
7.50%, 06/01/27 (Call 06/01/24)(a)	4,216	4,331,136
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(b)	5,076	5,317,313
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 02/01/24)	5,825	5,822,087
8.00%, 01/15/27 (Call 01/15/25)(b)	8,369	8,465,589
8.25%, 01/15/29 (Call 01/15/26)(b)	4,870	5,003,925
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	3,125	3,092,016
7.00%, 08/01/27 (Call 08/01/24)(b)	3,561	3,568,549
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/24)(a)	6,960	7,024,102
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/24)(a)	4,625	4,504,895
5.63%, 02/15/26 (Call 02/15/24)(a)	7,011	6,951,056
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 01/01/25)(a)(b)	3,617	3,613,654
8.88%, 07/15/28 (Call 07/15/25)(a)(b)	4,855	5,122,025
Kinetik Holdings LP, 6.63%, 12/15/28 (Call 12/15/25)(a)(b)	6,615	6,705,956
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)(b)	3,255	3,371,482
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)(b)	12,629	12,220,136
6.75%, 09/15/25 (Call 09/15/24)(a)	10,615	10,459,092
NGL Energy Operating LLC/NGL Energy
Finance Corp.
7.50%, 02/01/26 (Call 02/01/24)(a)	16,801	17,103,418
8.13%, 02/15/29 (Call 02/15/26)(a)	2,495	2,506,377
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/24)(a)(b)	4,518	4,428,625
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	4,740	4,694,462
5.75%, 10/01/25 (Call 07/01/25)(b)	5,250	5,244,313
6.00%, 06/01/26 (Call 03/01/26)	4,459	4,448,744
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,222	3,126,250
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	3,255	3,179,321
Summit Midstream Holdings LLC/Summit
Midstream Finance Corp., 9.00%, 10/15/26 (Call 10/15/24)(a)(e)	6,805	6,805,680
Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 01/15/25)(a)	$6,280	$5,987,980
6.00%, 03/01/27 (Call 03/01/24)(a)(b)	3,996	3,931,065
7.38%, 02/15/29 (Call 02/16/26)(a)	4,245	4,226,893
Venture Global LNG Inc., 8.13%, 06/01/28 (Call 06/01/25)(a)	18,900	19,090,323
		264,494,566
Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 05/18/24)(a)(b)	5,705	5,626,556
Five Point Operating Co. LP/Five Point Capital
Corp., 10.50%, 01/15/28 (Call 11/15/24)(a)	4,028	4,108,903
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)(b)	6,315	6,542,908
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/24)(a)(b)	6,215	5,972,739
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(a)	4,308	4,401,355
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 01/15/29 (Call 01/15/25)(a)	1,573	1,165,986
		27,818,447
Real Estate Investment Trusts — 4.0%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	3,590	3,161,749
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(b)	3,755	3,390,401
4.10%, 10/01/24 (Call 07/01/24)	2,925	2,879,653
7.80%, 03/15/28 (Call 02/15/28)(b)	2,775	2,833,024
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/24)(a)	6,403	5,675,811
5.75%, 05/15/26 (Call 05/15/24)(a)(b)	8,140	7,853,803
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 06/30/28 (Call 03/30/28)(a)(b)	2,975	2,711,147
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)(b)	4,150	3,242,188
9.75%, 06/15/25 (Call 06/15/24)	4,298	4,274,576
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	4,395	3,725,773
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	8,072	7,470,919
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	3,171	3,149,564
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	1,500	1,350,450
5.95%, 02/15/28 (Call 01/15/28)	640	606,161
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/24)(a)(b)	8,560	8,260,994
5.00%, 07/15/28 (Call 07/15/24)(a)(b)	4,535	4,333,269
5.25%, 03/15/28 (Call 12/27/24)(a)	7,405	7,175,908
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/24)(a)	5,585	5,156,816
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/24)(b)	11,874	8,968,120
5.25%, 08/01/26 (Call 08/01/24)(b)	4,115	3,484,656
Necessity Retail REIT Inc./American Finance
Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	4,060	3,441,215

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)(b)	$2,731	$2,687,304
4.50%, 02/01/25 (Call 11/01/24)	4,981	4,274,595
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/24)(a)(b)	6,430	6,268,224
7.50%, 06/01/25 (Call 06/01/24)(a)	5,051	5,078,780
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 10/15/24)(b)	6,060	5,830,832
7.25%, 07/15/28 (Call 07/15/25)(a)	3,695	3,828,122
Rithm Capital Corp., 6.25%, 10/15/25 (Call 10/15/24)(a)	4,926	4,864,425
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/24)(a)(b)	4,459	4,227,266
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/24)(b)	12,855	12,277,254
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	3,255	2,744,704
4.50%, 03/15/25 (Call 09/15/24)	2,884	2,810,486
4.75%, 10/01/26 (Call 08/01/26)	3,800	3,527,312
4.95%, 02/15/27 (Call 08/15/26)	3,516	3,217,140
5.25%, 02/15/26 (Call 08/15/25)	3,279	3,164,235
5.50%, 12/15/27 (Call 09/15/27)(b)	3,636	3,414,376
7.50%, 09/15/25 (Call 06/15/25)(b)	6,442	6,538,630
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,710	3,452,092
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	3,284	3,210,110
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	4,186	3,872,050
4.75%, 03/15/25 (Call 09/15/24)	3,926	3,853,696
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	4,805	4,088,004
10.50%, 02/15/28 (Call 09/15/25)(a)(b)	21,925	22,303,645
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(b)	2,655	2,404,965
3.50%, 01/15/25 (Call 11/15/24)(b)	1,900	1,853,191
XHR LP, 6.38%, 08/15/25 (Call 08/15/24)(a)(b)	4,025	4,028,799
		216,966,434
Retail — 4.1%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/24)(a)(b)	13,230	12,439,914
4.38%, 01/15/28 (Call 11/15/24)(a)(b)	6,495	6,182,704
5.75%, 04/15/25 (Call 04/15/24)(a)	3,751	3,744,640
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/24)(a)(b)	3,495	3,442,575
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/24)	3,606	3,400,473
Bath & Body Works Inc., 5.25%, 02/01/28(b)	4,125	4,042,426
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	2,780	2,755,675
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/24)(a)	5,731	5,691,599
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 11/01/24)(a)	3,363	3,401,069
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)(b)	9,395	9,923,469
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)(b)	4,875	5,234,921
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/24)(a)	5,811	5,727,533
Security	Par (000)	Value

Retail (continued)
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	$8,450	$7,763,438
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/24)(a)	4,250	3,972,997
Global Auto Holdings Ltd./AAG FH U.K. Ltd.,
8.38%, 01/15/29 (Call 01/15/26)(a)	4,145	3,901,481
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/24)(a)(b)	6,425	5,927,512
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/25)(a)(b)	4,454	3,947,358
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/24)(a)	6,205	6,166,653
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/24)(a)(b)	3,475	3,245,407
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/24)(a)(b)	5,625	5,505,487
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)(b)	3,340	3,243,975
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/25)(a)	6,675	6,057,563
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/24)(a)(b)	3,775	3,612,958
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/24)(a)(b)	6,906	6,663,643
Michaels Companies Inc. (The), 5.25%, 05/01/28 (Call 11/01/24)(a)(b)	7,325	5,714,737
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/24)(a)(b)	9,191	8,961,225
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	2,986	2,795,643
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/24)(b)	4,044	3,932,790
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)(b)	10,230	9,516,969
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	4,380	3,237,915
4.45%, 02/15/25 (Call 11/15/24)(b)	4,782	4,633,973
4.75%, 02/15/27 (Call 11/15/26)	2,166	1,808,350
4.85%, 04/01/24(b)	3,808	3,793,244
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/24)(b)	5,729	5,681,378
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/24)(a)(b)	3,226	3,234,153
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26 (Call 09/30/24)(a)(b)	5,837	5,727,556
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)(b)	5,625	5,246,585
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	16,995	15,929,414
10.75%, 04/15/27 (Call 04/15/24)(a)	8,475	6,568,125
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.88%, 03/01/27 (Call 03/01/24)(b)	2,891	2,875,421
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(b)	4,600	4,404,590
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/24)(a)(b)	5,331	5,218,089
		225,275,627
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/24)(a)(b)	4,040	4,059,695

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(a)(b)	$1,450	$1,567,407
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/24)(a)(b)	3,305	3,129,671
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/24)(a)(b)	5,705	5,213,286
		13,970,059
Software — 1.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/24)(a)	3,495	3,461,234
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	5,035	5,395,506
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/24)(a)(b)	4,900	4,907,350
9.13%, 03/01/26 (Call 01/09/24)(a)	2,804	2,804,000
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/24)(a)	5,986	5,771,869
CDK Global II LLC, 4.88%, 06/01/27 (Call 06/01/24)	15	11,538
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)(b)	7,565	6,966,419
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	4,475	4,039,806
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/24)(a)	7,299	6,779,457
5.25%, 05/15/26 (Call 02/15/26)(a)	3,513	3,469,446
Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	2,825	2,580,609
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	4,250	4,054,713
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/24)(a)(b)	7,370	6,845,403
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	3,997	3,917,060
4.00%, 02/15/28 (Call 02/15/24)(a)	4,400	4,155,388
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	17,211	16,867,985
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 01/29/24)(a)	14,849	12,658,773
West Technology Group LLC, 8.50%, 04/10/27 (Call 03/04/24)(a)	3,909	3,376,440
		98,062,996
Telecommunications — 3.7%
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/24)(a)	2,450	1,804,499
5.50%, 01/15/28 (Call 09/15/24)(a)	9,385	7,297,401
8.13%, 02/01/27 (Call 08/01/24)(a)	14,704	13,142,582
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/24)(a)	10,160	9,631,883
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/24)(a)	12,645	10,953,731
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 01/09/24)(a)(b)	10,537	8,376,915
Connect Finco Sarl/Connect U.S. Finco LLC,
6.75%, 10/01/26 (Call 10/01/24)(a)	17,331	16,941,052
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/24)(a)(b)	3,525	2,879,925
6.50%, 10/01/28 (Call 10/01/24)(a)(b)	6,288	5,453,582
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	13,325	12,292,312
5.88%, 10/15/27 (Call 10/15/24)(a)(b)	9,710	9,331,504
Security	Par (000)	Value

Telecommunications (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/26	$6,375	$5,393,888
6.63%, 08/01/26(b)	6,321	4,321,984
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/24)(a)	10,296	10,090,801
7.00%, 10/15/28 (Call 10/15/24)(a)	7,750	7,682,188
Level 3 Financing Inc.
3.40%, 03/01/27	5,585	5,487,263
4.25%, 07/01/28	7,975	4,466,000
4.63%, 09/15/27	7,850	4,827,750
10.50%, 05/15/30	2,564	2,556,428
11.00%, 11/15/29	3,564	3,600,038
Lumen Technologies Inc., 4.00%, 02/15/27	9,402	4,865,535
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	12,310	12,233,784
ViaSat Inc.
5.63%, 09/15/25 (Call 01/09/24)(a)	6,196	5,977,591
5.63%, 04/15/27 (Call 04/15/24)(a)	5,171	4,849,767
6.50%, 07/15/28 (Call 06/17/24)(a)(b)	3,480	2,688,613
Windstream Escrow LLC/Windstream Escrow
Finance Corp., 7.75%, 08/15/28 (Call 08/15/24)(a)(b)	11,910	10,447,800
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 01/29/24)(a)(b)	12,598	9,524,069
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	8,910	5,902,875
		203,021,760
Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(a)(b)	5,725	5,231,219
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(a)(b)	3,218	3,327,546
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/24)(a)	5,400	5,366,628
		13,925,393
Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	8,705	8,434,100
6.50%, 10/01/25 (Call 01/29/24)(a)	5,761	5,753,799
9.75%, 08/01/27 (Call 08/01/24)(a)	3,366	3,496,283
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 06/01/24)(b)	6,658	6,285,300
		23,969,482
Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/24)(a)	3,328	3,333,824

Total Corporate Bonds & Notes — 99.1%
(Cost: $5,457,551,376)		5,410,871,616

	Shares

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(d)(f)	25,958	—

Total Common Stocks — 0.0%
(Cost $2,673,769)		—

Total Long-Term Investments — 99.1%
(Cost: $5,460,225,145)		5,410,871,616

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(g)(h)(i)	794,992,008	$795,469,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(g)(h)	58,750,000	58,750,000

Total Short-Term Securities — 15.6%
(Cost: $853,694,583)		854,219,003

Total Investments — 114.7%
(Cost: $6,313,919,728)		6,265,090,619

Liabilities in Excess of Other Assets — (14.7)%		(803,787,293)

Net Assets — 100.0%		$5,461,303,326

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Non-income producing security.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$636,695,986	$158,637,577	(a)	$—	$12,073	$123,367	$795,469,003	794,992,008	$1,187,121	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,090,000	27,660,000	(a)	—	—	—	58,750,000	58,750,000	632,494		—
					$12,073	$123,367	$854,219,003		$1,819,615		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,410,871,616	$—	$5,410,871,616
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	854,219,003	—	—	854,219,003
	$854,219,003	$5,410,871,616	$—	$6,265,090,619

Portfolio Abbreviation

REIT	Real Estate Investment Trust